Intangible Assets (Details) - USD ($)	Sep. 30, 2016	May 31, 2016
Business Combination Segment Allocation [Line Items]
Liabilities assumed		$ (1,000,000)
Houston Pharmaceuticals, Inc [Member]
Business Combination Segment Allocation [Line Items]
Liabilities assumed	$ (3,874,000)
Moleculin LLC [Member]
Business Combination Segment Allocation [Line Items]
Cash	362
Property and equipment	7,820
Intangibles	11,128,790
Total assets acquired	11,136,972
Liabilities assumed	(1,205,564)
Net assets acquired/total consideration transferred	$ 6,057,408